Operating Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Operating Lease Income
The components of operating lease income were as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019 (2)
Operating lease income	103,246	22,001
Variable lease income (1)	2,326	2,698
Total operating lease income	105,572	24,699
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) The vessels that were operating under a collaborative arrangement in the Cool Pool for the six months ended June 30, 2019, were not considered as an operating lease as the Cool Pool was jointly controlled with GasLog, see note 16.